Impairment of Assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Impairment of Assets [Line Items]
Growth rate	1.00%
Discounted rate weighted average cost of capital	1.00%
Percentage of nominal terms after tax	14.80%
Percentage of disposal cost	0.50%
Recovery value of property plant and equipment (in Pesos)	$ 856
Percentage of increase decrease in long term growth rate	0.50%
Percentage of increase in royalty	0.25%
Ebitda growth rate term	5 years
Impairment value of the property, plant and equipment (in Pesos)		$ 2,903
Right of use amount (in Pesos)	$ 3,626,895	2,980,106
Reversal of impairment value (in Pesos)	1,188
Impairment value (in Pesos)	$ 6,534
Percentage of estimated brokerage commission	3.00%
Trigger impairment charge	45.00%
Bottom of range [member]
Impairment of Assets [Line Items]
Percentage of increase decrease in applied discount rate	0.40%
Top of range [member]
Impairment of Assets [Line Items]
Percentage of increase decrease in applied discount rate	0.70%
Éxito Group [Member]
Impairment of Assets [Line Items]
Growth rate	0.00%
Taeq [Member]
Impairment of Assets [Line Items]
Discounted rate weighted average cost of capital	12.80%
Disco Brand [Member]
Impairment of Assets [Line Items]
Discounted rate weighted average cost of capital	12.40%
Libertad Brand [Member]
Impairment of Assets [Line Items]
Discounted rate weighted average cost of capital	12.00%
Increase in percentage of discount rate	0.70%
Decrease in percentage of growth rate	0.50%
Super Inter Brand [Member]
Impairment of Assets [Line Items]
Increase in percentage of discount rate	0.50%
Decrease in percentage of growth rate	0.50%
Cash Generating Units [Member]
Impairment of Assets [Line Items]
Percentage of increase decrease in long term growth rate	0.50%
Cash Generating Units [Member] | Bottom of range [member]
Impairment of Assets [Line Items]
Percentage of increase decrease in applied discount rate	0.40%
Cash Generating Units [Member] | Top of range [member]
Impairment of Assets [Line Items]
Percentage of increase decrease in applied discount rate	0.70%
2023 [Member] | Éxito Group [Member]
Impairment of Assets [Line Items]
Discounted rate weighted average cost of capital	13.20%
2024 [Member] | Éxito Group [Member]
Impairment of Assets [Line Items]
Discounted rate weighted average cost of capital	10.70%
2025 [Member] | Éxito Group [Member]
Impairment of Assets [Line Items]
Discounted rate weighted average cost of capital	9.70%
2026 [Member] | Éxito Group [Member]
Impairment of Assets [Line Items]
Discounted rate weighted average cost of capital	9.00%
2027 [Member] | Éxito Group [Member]
Impairment of Assets [Line Items]
Discounted rate weighted average cost of capital	8.10%
2028 [Member] | Éxito Group [Member]
Impairment of Assets [Line Items]
Discounted rate weighted average cost of capital	8.10%
Colombia [Member]
Impairment of Assets [Line Items]
Growth rate	3.60%
Percentage of cash generating units	35.00%
Percentage of expected cash flows	35.00%
Budgeted average ebitda growth rate	10.30%
Colombia [Member] | Recoverable Amount [Member]
Impairment of Assets [Line Items]
Growth rate	3.50%
Colombia [Member] | Weighted Average Cost of Capital [Member]
Impairment of Assets [Line Items]
Percentage of expected cash flows	11.40%
URUGUAY
Impairment of Assets [Line Items]
Growth rate	5.40%
Percentage of cash generating units	25.00%
Percentage of expected cash flows	25.00%
Budgeted average ebitda growth rate	7.60%
Right of use amount (in Pesos)		$ 1,038
Impairment value (in Pesos)	$ 698
URUGUAY | Recoverable Amount [Member]
Impairment of Assets [Line Items]
Growth rate	5.00%
URUGUAY | Weighted Average Cost of Capital [Member]
Impairment of Assets [Line Items]
Percentage of expected cash flows	11.00%
URUGUAY | 2023 [Member]
Impairment of Assets [Line Items]
Discounted rate weighted average cost of capital	9.20%
URUGUAY | 2024 [Member]
Impairment of Assets [Line Items]
Discounted rate weighted average cost of capital	10.10%
URUGUAY | 2025 [Member]
Impairment of Assets [Line Items]
Discounted rate weighted average cost of capital	10.70%
URUGUAY | 2026 [Member]
Impairment of Assets [Line Items]
Discounted rate weighted average cost of capital	9.80%
URUGUAY | 2027 [Member]
Impairment of Assets [Line Items]
Discounted rate weighted average cost of capital	9.50%
URUGUAY | 2028 [Member]
Impairment of Assets [Line Items]
Discounted rate weighted average cost of capital	9.50%
Argentina [Member]
Impairment of Assets [Line Items]
Growth rate	3.70%
Budgeted average ebitda growth rate	94.60%
Argentina [Member] | Weighted Average Cost of Capital [Member]
Impairment of Assets [Line Items]
Percentage of expected cash flows	13.80%
Argentina [Member] | Libertad [Member] | Bottom of range [member]
Impairment of Assets [Line Items]
Decrease in percentage of growth rate	0.50%
Argentina [Member] | Libertad [Member] | Top of range [member]
Impairment of Assets [Line Items]
Increase in percentage of discount rate	0.70%